Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	2020	2019
Non-current
Payable from acquisition of property, plant and equipment	—	3,394
Other payables	290	205
	290	3,599
Current
Trade payables	110,662	90,594
Advances from customers	4,755	2,980
Taxes payable	7,037	9,086
Payables from acquisition of property, plant and equipment	3,569	3,596
Other payables	292	631
	126,315	106,887
Total trade and other payables	126,605	110,486